Fair Value Measurements and Trading-Related Revenue	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Fair Value Measurements and Trading-Related Revenue
Note 18: Fair Value Measurements and Trading-Related Revenue
We record assets and liabilities held for trading, assets and liabilities designated at fair value, derivatives, certain equity and debt securities and securities sold but not yet purchased at fair value, and other non-trading
assets and liabilities at amortized cost less allowances or write-downs for impairment. The fair values presented in this note are based upon the amounts estimated for individual assets and liabilities and do not include an estimate of the fair value of any of the legal entities or underlying operations that comprise our business. For certain portfolios of financial instruments where we manage exposures to similar and offsetting risks, fair value is determined on the basis of our net exposure to that risk.
Fair value represents an estimate of the amount that we would receive, or that would be payable in the case of a liability, in an orderly transaction between willing parties at the measurement date. The fair value amounts disclosed represent point-in-time
estimates that may change in subsequent reporting periods due to changes in market conditions or other factors. Some financial instruments are not typically exchangeable or exchanged and therefore it is difficult to determine their fair value. Where there is no quoted market price, we determine fair value using management’s best estimates based on a range of valuation techniques and assumptions; since these involve uncertainties, the fair values may not be realized in an actual sale or immediate settlement of the asset or liability.
Governance Over the Determination of Fair Value
Senior executive oversight of our valuation processes is provided through various valuation and risk committees. In order to ensure that all financial instruments carried at fair value are accurately and appropriately measured for risk management and financial reporting purposes, we have established governance structures and controls, such as model validation and approval, independent price verification (IPV) and profit or loss attribution analysis (PAA), consistent with industry practice. These controls are applied independently of the relevant operating groups.
We establish valuation methodologies for each type of financial instrument that is required to be measured at fair value. The application of valuation models for products or portfolios is subject to independent approval to ensure only validated models are used. The impact of known limitations of models and data inputs is also monitored on an ongoing basis. IPV is a process that regularly and independently verifies the accuracy and appropriateness of market prices or model inputs used in the valuation of financial instruments. This process assesses fair values using a variety of different approaches to verify and validate the valuations. PAA is a daily process carried out by management to identify and explain changes in fair value positions across all operating lines of business within BMO CM. This process works in concert with other processes to ensure that the fair values being reported are reasonable and appropriate.
Securities
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Securities for which no active market exists are valued using all reasonably available market information. Our fair value methodologies are described below.
Government Securities
The fair value of debt securities issued or guaranteed by governments in active markets is determined by reference to recent transaction prices, broker quotes or third-party vendor prices. The fair value of securities that are not traded in an active market is modelled using implied yields derived from the prices of similar actively traded government securities and observable spreads.
Mortgage-Backed Securities and Collateralized Mortgage Obligations
The fair value of MBS and CMO is determined using prices obtained from independent third-party vendors, broker quotes and relevant market indices
, as applicable. If such prices are not available, fair value is determined using cash flow models that make maximum use of observable market inputs or benchmark prices for similar instruments. Valuation assumptions for MBS and CMO include discount rates, default rates, expected prepayments, credit spreads and recoveries.
Corporate Debt Securities
The fair value of corporate debt securities is determined using prices observed in the most recent transactions. When observable quoted prices are not available, fair value is determined based on discounted cash flow models using discounting curves and spreads obtained from independent dealers, brokers and third-party vendors.
Trading Loans
The fair value of trading loans is determined by referring to current market prices for the same or similar instruments.
Corporate Equity Securities
The fair value of corporate equity securities is determined using quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, fair value is determined using either quoted market prices for similar securities or valuation techniques, which include discounted cash flow analysis and earnings multiples.
Privately Issued Securities
Privately issued debt and equity securities are valued using prices observed in recent market transactions, where available. Otherwise, fair value is derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue and other third-party evidence, as available. The fair value of our privately issued securities includes net asset values published by third-party fund managers, as applicable.
Prices obtained from dealers, brokers and third-party vendors are corroborated as part of our independent review process, which may include using valuation techniques or obtaining consensus or composite prices from other pricing services. We validate the estimates of fair value by obtaining multiple third-party quotes for external market prices and input values. We review the approach taken by third-party vendors to ensure that they employ a valuation model that maximizes the use of observable inputs such as benchmark yields, bid-ask
spreads, underlying collateral, weighted-average terms to maturity and prepayment rate assumptions. Fair value estimates from internal valuation techniques are verified, where possible, by reference to prices obtained from third-party vendors.
Loans
In determining the fair value of our fixed rate performing loans, other than credit card loans, we discount the remaining contractual cash flows, adjusted for estimated prepayments, at market interest rates currently offered for loans with similar terms and credit risk profiles. For credit card performing loans, fair value is considered to be equal to carrying value, due to their short-term nature.
For floating rate performing loans, changes in interest rates have minimal impact on fair value since interest rates are repriced or reset frequently. On that basis, fair value is assumed to be equal to carrying value.
The fair value of loans is not adjusted to reflect any credit protection purchased to mitigate credit risk.
Derivative Instruments
A number of valuation techniques are employed to estimate fair value, including discounted cash flow analysis, the Black-Scholes model, Monte Carlo simulation and other accepted market models. These independently validated models incorporate current market data for interest rates, foreign exchange
rates, equity and commodity prices and indices, credit spreads, recovery rates, corresponding market volatility levels, spot prices, correlation levels and other market-based pricing factors. Option implied volatilities, an input into many valuation models, are either obtained directly from market sources or calculated from market prices. Multi-contributor pricing sources are used wherever possible.
In determining the fair value of complex and customized derivatives, we consider all reasonably available information, including dealer and broker quotes, multi-contributor pricing sources and any relevant observable market inputs. Our models calculate fair value based on inputs specific to the type of contract, which may include share prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves and volatilities.
We calculate a credit valuation adjustment (CVA) to recognize the credit risk related to the possibility that the counterparty may not ultimately be able to fulfill its derivative obligations. The CVA is derived from market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk exposure, taking into account credit mitigants such as collateral, master netting agreements and novation to central counterparties. We also calculate a funding valuation adjustment (FVA) to recognize the implicit funding costs associated with over-the-counter
derivative positions. The FVA is determined by reference to our own funding spreads.
Deposits
In determining the fair value of our deposits, we incorporate the following assumptions:
•
For fixed rate, fixed maturity deposits, we discount the remaining contractual cash flows related to these deposits, adjusted for expected redemptions, at market interest rates currently offered for deposits with similar terms and risk profiles. The fair value of our senior note liabilities and covered bonds is determined by referring to current market prices for similar instruments or using valuation techniques, such as discounted cash flow models that use market interest rate yield curves and funding spreads.

•	For fixed rate deposits with no defined maturities, we consider fair value to equal carrying value, since carrying value is equivalent to the amount payable on the reporting date.
•	For floating rate deposits, changes in interest rates have minimal impact on fair value, since deposits reprice to market frequently. On that basis, fair value is considered to equal carrying value.
Certain of our structured note liabilities that have coupons or repayment terms linked to the performance of interest rates, foreign currencies, commodities, equity securities or other deposits have been designated at FVTPL. The fair value of these structured notes and other deposits is estimated using internally validated valuation models incorporating observable market prices for identical or comparable securities, as well as other inputs, such as interest rate yield curves, option volatilities and foreign exchange rates, where appropriate. Where observable market prices or inputs are not available, management judgment is required to determine the fair value by assessing other relevant sources of information, such as historical data and proxy information from similar transactions.
Securities Sold But Not Yet Purchased
The fair value of these obligations is based on the fair value of the underlying securities, which can be equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying equity or debt securities.
Securitization and Structured Entities’ Liabilities
The determination of the fair value of our securitization and structured entities’ liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, such as discounted cash flow models, that maximize the use of observable inputs.
Subordinated Debt
The fair value of our subordinated debt is determined by referring to current market prices for the same or similar instruments.
Financial Instruments with a Carrying Value Approximating Fair Value
Carrying value is considered to be a reasonable estimate of fair value for our cash
and
cash equivalents.
The carrying value of certain financial assets and liabilities, such as interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances and certain other assets, as well as acc epta
nces, securities lent or sold under repurchase agreements and certain other liabilities, is a reasonable estimate of fair value because of their short-term nature or because they are frequently repriced to current market rates. These items are therefore excluded from the table below.
Fair Value Hierarchy
We categorize assets and liabilities carried at fair value in a fair value hierarchy according to the inputs we use in valuation techniques to measure fair value.
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2024		2023
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)
Amortized cost	$115,188	$106,461	$116,814	$104,171

Loans (1) (2)
Residential mortgages	190,666	188,848	175,350	167,863
Consumer instalment and other personal	91,889	91,513	103,267	101,023
Credit cards	13,030	13,030	11,893	11,893
Business and government	369,776	370,101	358,712	357,027
	665,361	663,492	649,222	637,806

Deposits (3)	928,332	928,689	875,034	871,776
Securitization and structured entities’ liabilities (4)	21,850	21,653	24,631	23,739
Other liabilities (5)	2,929	2,669	4,160	3,287
Subordinated debt	8,377	8,543	8,228	7,849

(1)	Carrying value is net of ACL.
(2)
Excludes $163 million of residential mortgages classified as FVTPL, $12,431 million of business and government loans classified as FVTPL and $61 million of business and government loans classified as FVOCI ($1,676 million, $5,720 million and $58 million, respectively, as at October 31, 2023).

(3)
Excludes $45,222 million of structured note liabilities, $6,032 million of money market deposits, $1,047 million of embedded options related to
structured deposits
carried at amortized cost
and $1,807 million of metals deposits measured at fair value ($35,300 million, $nil million, $341 million and $204 million, respectively, as at October 31, 2023).

(4)	Excludes $18,314 million of securitization and structured entities’ liabilities classified as FVTPL ($2,463 million as at October 31, 2023).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $106,389 million categorized as Level
 2
 (
$
104,171 million as at October 31, 2023) and $72 million categorized as Level 3

($nil

million as at October 31, 2023).

Certain comparative figures have been reclassified for changes in accounting policy (
Note
1).
Valuation Techniques and Significant Inputs
We determine the fair value of assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of assets and liabilities using models such as discounted cash flows, with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant observable market data is not available due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry-standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets
, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2024				2023
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,272	$8,764	$–	$10,036	$1,176	$10,194	$–	$11,370
Canadian provincial and municipal governments	–	7,585	–	7,585	–	7,170	–	7,170
U.S. federal government	2,688	21,560	–	24,248	3,593	16,539	–	20,132
U.S. states, municipalities and agencies	–	565	–	565	–	279	–	279
Other governments	92	3,757	–	3,849	20	2,520	–	2,540
NHA MBS, and U.S. agency MBS and CMO	–	40,995	–	40,995	–	21,517	–	21,517
Corporate debt	–	15,190	–	15,190	–	11,933	–	11,933
Trading loans	–	475	–	475	–	450	–	450
Corporate equity	65,559	420	4	65,983	48,094	196	37	48,327
	69,611	99,311	4	168,926	52,883	70,798	37	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	166	237	–	403	4	212	–	216
Canadian provincial and municipal governments	–	1,578	–	1,578	–	1,166	–	1,166
U.S. federal government	–	1,527	–	1,527	2	2,086	–	2,088
Other governments	–	25	–	25	–	48	–	48
NHA MBS, and U.S. agency MBS and CMO	–	21	–	21	–	19	–	19
Corporate debt	–	8,745	35	8,780	–	7,335	27	7,362
Corporate equity	921	910	4,899	6,730	821	805	4,208	5,834
	1,087	13,043	4,934	19,064	827	11,671	4,235	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	3,212	30,965	–	34,177	633	19,467	–	20,100
Canadian provincial and municipal governments	–	5,996	–	5,996	–	5,055	–	5,055
U.S. federal government	25	16,940	–	16,965	–	5,880	–	5,880
U.S. states, municipalities and agencies	–	5,068	–	5,068	–	5,301	–	5,301
Other governments	–	5,656	–	5,656	–	6,969	–	6,969
NHA MBS, and U.S. agency MBS and CMO	–	21,293	–	21,293	–	15,765	–	15,765
Corporate debt	–	4,370	–	4,370	–	3,589	–	3,589
Corporate equity	–	–	177	177	–	–	160	160
	3,237	90,288	177	93,702	633	62,026	160	62,819
Loans
Residential mortgages	–	163	–	163	–	1,676	–	1,676
Business and government loans	–	12,190	302	12,492	–	5,592	186	5,778
	–	12,353	302	12,655	–	7,268	186	7,454
Other Assets (1)	11,236	–	1,717	12,953	6,020	33	1,723	7,776
Fair Value Liabilities (2)
Deposits (3)	–	54,108	–	54,108	–	35,845	–	35,845
Securities sold but not yet purchased	10,631	24,399	–	35,030	12,217	31,557	–	43,774
Other liabilities (4)	1,754	19,110	–	20,864	1,479	3,046	5	4,530
	12,385	97,617	–	110,002	13,696	70,448	5	84,149
Derivative Assets
Interest rate contracts	36	9,851	–	9,887	21	13,329	–	13,350
Foreign exchange contracts	4	21,258	10	21,272	28	19,861	–	19,889
Commodity contracts	169	1,656	2	1,827	668	1,349	5	2,022
Equity contracts	539	13,718	–	14,257	58	4,632	–	4,690
Credit default swaps	–	10	–	10	–	25	–	25
	748	46,493	12	47,253	775	39,196	5	39,976
Derivative Liabilities
Interest rate contracts	32	10,811	–	10,843	52	17,749	–	17,801
Foreign exchange contracts	–	19,955	–	19,955	1	19,204	–	19,205
Commodity contracts	96	1,721	4	1,821	589	1,067	1	1,657
Equity contracts	75	25,596	2	25,673	160	11,335	8	11,503
Credit default swaps	–	10	1	11	–	25	2	27
	$203	$58,093	$7	$58,303	$802	$49,380	$11	$50,193
(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $2,774 million for the year ended October 31, 2024 ($2,274 million for the year ended October 31, 2023). Interest expense for liabilities carried at amortized cost is $43,743 million for the year ended October 31, 2024 ($34,619 million for the year ended October 31, 2023).

(3)	Deposits include structured note liabilities , money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include
certain

investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Certain comparative figures have been reclassified for changes in accounting policy (
Note
1).

Quantitative Information about Level 3 Fair Value Mea
surem
ents
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations.

(Canadian $ in millions except as noted)							2024
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	S ignificant unobservable inputs	Range of input values (1)		Changes in fair value from using reasonably possible alternatives (2)
					Low	High
Private equity	Corporate equity	$4,899	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	21	(18)/18
Investment properties	Other assets	1,363	Income approach	Capitalization rate	2%	8%	(118)/151

							2023
Private equity	Corporate equity	$4,208	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	3	23	(13)/13
Investment properties	Other assets	1,326	Income approach	Capitalization rate	1%	9%	(124)/174
(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Net asset values are provided by fund managers and therefore have no other reasonably possible alternative assumptions. Sensitivity of private equity investments is determined by adjusting the price multiples based on the range of multiples of comparable companies. Sensitivity of investment properties is determined by adjusting the capitalization rate.

na – not
applicable
Significant Unobservable Inputs in Level 3 Instrument Valuations
Net Asset Value
Net asset value represents the estimated value of a security based on valuations received from the investment or fund manager. As no observable price is available for most private equity securities, the valuation is based on the economic benefit we expect to derive from our investment.
EV/EBITDA Multiple
The fair value of private equity and merchant banking investments is derived by calculating an enterprise value (EV) using the EV/EBITDA multiple and then proceeding through a waterfall of the company’s capital structure to determine the value of the assets or securities we hold. The EV/EBITDA multiple is determined using judgment in considering factors such as multiples for comparable listed companies, recent transactions and company-specific factors, as well as liquidity discounts that account for the lack of active trading in these assets and securities.
Capitalization Rate
The fair value of investment properties is determined by external independent property valuation experts using industry standard property valuation methodologies on expected future cash flows. The capitalization rate is derived using judgment, considering factors such as market activities across comparable property types and geographic regions
,
and is a reflection of the expected rate of return to be realized on the investment.
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are determined by the recency of issuance and the availability of quoted market prices in an active market.
During the year ended October 31, 2024, transfers from Level 1 to Level 2 included total securities of $1,784 million and securities sold but not yet purchased of $751 million. Transfers from Level 2 to Level 1 included total securities of $118 million and securities sold but not yet purchased of $49 million.
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2024 and
2023
, including realized and unrealized gains (losses) included in earnings and other comprehensive income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities / Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$41	$(41)	$–	$–	$–	$–	$–
Corporate equity	37	–	–	4	–	–	–	(37)	4	–
Total trading securities	37	–	–	45	(41)	–	–	(37)	4	–
FVTPL Securities
Corporate debt	27	(10)	–	18	–	–	–	–	35	(10)
Corporate equity	4,208	(162)	11	1,068	(240)	(1)	16	(1)	4,899	57
Total FVTPL securities	4,235	(172)	11	1,086	(240)	(1)	16	(1)	4,934	47
FVOCI Securities
Corporate equity	160	–	13	4	–	–	–	–	177	na
Total FVOCI securities	160	–	13	4	–	–	–	–	177	na
Business and Government Loans	186	–	–	89	–	(171)	198	–	302	–
Other Assets	1,723	30	–	86	(21)	(101)	–	–	1,717	47
Derivative Assets
Foreign exchange contracts	–	–	–	10	–	–	–	–	10	–
Commodity contracts	5	(3)	–	–	–	–	–	–	2	(3)
Equity contracts	–	–	–	–	–	–	13	(13)	–	–
Total derivative assets	5	(3)	–	10	–	–	13	(13)	12	(3)
Other Liabilities	5	–	–	8	–	(13)	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	1	3	–	–	–	–	–	–	4	3
Equity contracts	8	1	–	–	–	–	2	(9)	2	1
Credit default swaps	2	(2)	–	–	–	–	1	–	1	(1)
Total derivative liabilities	11	2	–	–	–	–	3	(9)	7	3

		Change in fair value			Movements		Transfers
For the year ended October 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	37	–	37	–
Total trading securities	–	–	–	–	–	–	37	–	37	–

FVTPL Securities
Corporate debt	8	–	–	19	–	–	–	–	27	1
Corporate equity	4,044	(233)	45	2,784	(349)	(1)	15	(2,097)	4,208	(39)
Total FVTPL securities	4,052	(233)	45	2,803	(349)	(1)	15	(2,097)	4,235	(38)
FVOCI Securities
Corporate equity	153	–	1	7	(1)	–	–	–	160	na
Total FVOCI securities	153	–	1	7	(1)	(1)	–	–	160	na
Business and Government Loans	20	–	4	259	–	(97)	–	–	186	–
Other Assets	1,233	40	–	461	–	(11)	–	–	1,723	40
Derivative Assets
Foreign exchange contracts	26	(17)	–	–	–	(9)	–	–	–	9
Commodity contracts	–	(8)	–	13	–	–	–	–	5	(8)
Equity contracts	–	2	–	–	–	–	1	(3)	–	2
Total derivative assets	26	(23)	–	13	–	(9)	1	(3)	5	3
Other Liabilities	2	(1)	–	11	(4)	–	–	(3)	5	(1)
Derivative Liabilities
Foreign exchange contracts	–	12	–	–	–	(12)	–	–	–	(38)
Commodity contracts	–	1	–	–	–	–	–	–	1	1
Equity contracts	–	–	–	–	–	–	8	–	8	–
Credit default swaps	2	–	–	–	–	–	–	–	2	–
Total derivative liabilities	2	13	–	–	–	(12)	8	–	11	(37)

(1)
Foreign exchange translation on assets and liabilities held by foreign operations is included our
Consolidated Statement of Comprehensive Income as part of net gains on translation of net foreign operations.

(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2024 and 2023 are included in earnings for the year.
(3)
FVTPL securities include $969 million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $587 million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West in 2023
.

Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
Certain comparative figures have been reclassified for changes in accounting policy
(Note 1).
na – not applicable

Trading-Related Revenue
Trading assets and liabilities, including derivatives, securities and financial instruments designated at FVTPL, are measured at fair value, with gains and losses recognized in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income. Trading-related revenue includes net interest income and non-interest
revenue and excludes underwriting fees and commissions on securities transactions, which are shown separately in our Consolidated Statement of Income.
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2024	2023
Interest rates	$1,003	$770
Foreign exchange	579	638
Equities	759	610
Commodities	150	192
Other (1)	55	(1,526)
Total trading-related revenue	$2,546	$684
Reported as:
Net interest income	169	900
Non-interest revenue – trading revenues (losses) (1)	2,377	(216)
Total trading-related revenue	$2,546	$684
(1)	Includes management of fair value changes on the purchase of Bank of the West in 2023. Refer to Note 10 for further information.